EARNINGS PER SHARE AND DIVIDEND PER SHARE	12 Months Ended
Dec. 31, 2018
Disclosure Of Earnings Per Share And Dividend Per Share [Abstract]
EARNINGS PER SHARE AND DIVIDEND PER SHARE

NOTE 25 – EARNINGS PER SHARE AND DIVIDEND PER SHARE

	2018	2017	2016
EARNINGS PER SHARE

Net profit/(loss) for the year (USDm)	-34.8	2.4	-142.5

Million shares
Weighted average number of shares	73.4	62.3	63.1
Weighted average number of treasury shares	-0.3	-0.3	-0.2

Weighted average number of shares outstanding	73.1	62.0	62.9
Dilutive effect of outstanding share options	-	-	-
Weighted average number of shares outstanding incl. dilutive effect of share options	73.1	62.0	62.9

Basic earnings/(loss) per share (USD)	-0.48	0.04	-2.27

Diluted earnings/(loss) per share (USD)	-0.48	0.04	-2.27

When calculating diluted earnings per share for 2018, RSUs have been omitted as they are out-of-the-money and thus anti-dilutive, but the RSUs may potentially dilute earnings per share in the future. Please refer to Note 3 for information on the RSU share options.

	2018	2017	2016
DIVIDEND PER SHARE

Dividend for the year (USDm)	-	1.2	25.0

Number of shares, end of period (million)	74.2	62.3	62.3
Dividend per share	-	0.02	0.40

There is no proposed dividend as of 31 December 2018.